UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21771
YieldQuest Funds Trust

(Exact name of registrant as specified in charter)
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Address of principal executive offices) (Zip code)
Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Name and address of agent for service)
Registrant’s telephone number, including area code: 404-446-3370
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

% of
Net Assets	Description	Shares	Value

12.18%	COMMON STOCKS

2.43%	Banks
	Goldman Sachs Group, Inc./The (a)	575	$77,608

3.84%	Computers
	Hewlett-Packard Co. (a)	2,000	70,320
	Research In Motion Ltd. (b)	2,100	52,500

			122,820

1.13%	Internet
	Google, Inc., Class A (b)	60	36,221

2.41%	Retail
	Target Corp.	1,500	77,235

2.37%	Telecommunications
	Cisco Systems, Inc. (a)	4,750	75,858

	Total Common Stocks (Cost $456,037)		389,742

95.42%	EXCHANGE TRADED/CLOSED-END FUNDS

21.34%	Equity Closed-End Funds
	Boulder Growth & Income Fund, Inc. (a)	4,450	27,812
	Boulder Total Return Fund, Inc. (a) (b)	1,425	22,315
	Central Securities Corp. (a)	1,147	27,069
	Cohen & Steers Closed-End Opportunity Fund, Inc.	1,900	24,719
	Eaton Vance Tax-Managed Diversified Equity Income Fund	2,250	23,513
	Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	2,000	23,440
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,500	24,900
	Greater China Fund, Inc. (a) (b)	3,700	48,100
	Japan Equity Fund, Inc. (c)	20,000	123,400
	John Hancock Bank and Thrift Opportunity Fund (a)	2,000	31,400
	Morgan Stanley China A Share Fund (c)	5,100	131,631
	Royce Focus Trust, Inc. (c)	1,999	15,172
	Royce Micro-Cap Trust, Inc.	5,432	51,767
	Royce Value Trust, Inc.	3,217	45,874
	Templeton Dragon Fund, Inc.	900	27,747
	Tri-Continental Corp.	2,350	34,381

			683,240

74.08%	Equity Exchange Traded Funds
	Energy Select Sector SPDR Fund	500	38,260
	Financial Select Sector SPDR Fund	4,800	71,040
	Guggenheim Airline ETF (a)	2,700	83,916
	Industrial Select Sector SPDR Fund	2,400	83,136
	iShares Dow Jones U.S. Home Construction Index Fund (a)	8,300	97,691
	iShares MSCI Brazil Index Fund (a)	2,000	141,120
	iShares MSCI Japan Index Fund (a)	25,100	268,821
	iShares MSCI South Korea Index Fund	950	62,396
	iShares MSCI Spain Index Fund	1,400	54,194
	iShares PHLX SOX Semiconductor Sector Index Fund (a)	850	44,600
	Market Vectors Russia ETF (c)	3,000	118,500
	Market Vectors Steel Index Fund (c)	600	39,282
	ProShares Ultra Consumer Services (a)	1,800	98,694
	ProShares Ultra Financials (c)	2,270	134,180
	ProShares Ultra Industrials (a)	4,300	198,015
	ProShares Ultra Oil & Gas (c)	1,500	84,450
	ProShares Ultra Technology (b) (c)	5,150	335,265
	SPDR KBW Bank ETF	8,900	203,632
	SPDR KBW Regional Banking ETF (a)	3,400	84,218
	SPDR Metals & Mining ETF	900	60,021
	WisdomTree India Earnings Fund	3,000	70,020

			2,371,451

	Total Exchange Traded/Closed-End Funds (Cost $3,064,837)		3,054,691

See accompanying notes to Schedule of Investments.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description		Contracts	Value

0.49%	PURCHASED OPTIONS (b)
	iShares Barclays 20+ Year Treasury, 08/20/2011, Put @ $94		180	$8,640
	SPDR S&P 500 ETF Trust, 08/20/2011, Put @ $126		38	6,878

	Total Purchased Options (Cost $18,436)			15,518

			Shares

3.86%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund, 0.000% (d)		123,686	123,686

	Total Short-Term Investment (Cost $123,686)			123,686

111.95%	Total Investments (Cost $3,662,996)			3,583,637

(11.95)%	Net other assets (liabilities)			(382,431)

100.00%	NET ASSETS			$3,201,206

	At July 31, 2011, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation			$156,070
	Unrealized Depreciation			(235,429)

	Net Unrealized Depreciation			$(79,359)

23.10%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares MSCI South Korea Index Fund		2,400	157,632
	Powershares Golden Dragon Halter USX China Portfolio		8,100	214,004
	Rydex S&P Equal Weight ETF		4,950	241,362
	Vanguard Emerging Markets ETF		1,170	56,581
	WisdomTree India Earnings Fund		3,000	70,020

	Total Exchange Traded/Closed-End Funds Sold Short (Proceeds $737,642)			$739,599

					Unrealized
		Local Currency	Market Value	Settlement Date	Gain/(Loss)

	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Japanese Yen	6,974,000	$90,598	08/05/2011	$2,598
	TO SELL:
	Australia Dollar	168,804	185,263	08/05/2011	(5,487)
	Brazilian Real	110,368	71,033	08/05/2011	(1,025)
	British Sterling Pound	18,793	30,845	08/05/2011	(795)
	Canadian Dollar	111,193	116,359	08/05/2011	(1,217)
	European Euro	410,812	590,206	08/05/2011	(1,923)
	Japanese Yen	43,827,632	569,356	08/05/2011	(27,605)

See accompanying notes to Schedule of Investments.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

New Zealand Dollar	77,474	$68,059	08/05/2011	$(4,065)
Swiss Franc	50,508	64,182	08/05/2011	(2,682)

				(44,799)

Total Foreign Currency Counterparty: Bank of New York				$(42,201)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 09/19/2011		2	$148,645	$(581)
Euro Stoxx 50, expires 09/16/2011		10	384,240	(6,209)
Nasdaq 100 E-Mini, expires 09/16/2011		1	44,937	2,245

				(4,545)

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 09/17/2012		84	84,000,000	(11,177)
90 Day Euro$, expires 12/17/2012		117	117,000,000	(29,825)
90 Day Euro$, expires 06/17/2013		151	151,000,000	(46,971)
U.S. Long Bond, expires 09/21/2011		4	400,000	(5,476)

				(93,449)

Total				$(97,994)

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Rate represents effective yield.

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PHLX	Philadelphia Stock Exchange
SOX	Philadelphia Semiconductor Index
SPDR	S&P Depositary Receipts

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

% of
Net Assets	Description	Principal	Value

28.26%	CORPORATE BONDS

11.37%	Airlines
	American Airlines, Inc., 7.858%, 10/01/2011, Series 01-2 (a) $	100,000	$100,500
	AMR Corp.:
	9.750%, 08/15/2021 (a)	469,000	416,238
	9.880%, 06/15/2020 (a)	343,000	304,412
	Continental Airlines, Inc.:
	6.703%, 06/15/2021, Series 01A1	96,447	100,546
	6.748%, 03/15/2017, Series 981B	110,600	109,085
	6.795%, 08/02/2018, Series 991B	124,443	122,116
	7.339%, 04/19/2014, Series 071C	131,742	132,071
	7.461%, 04/01/2013, Series 971B	10,356	10,408
	7.566%, 03/15/2020, Series 992B	86,447	86,127
	8.560%, 07/02/2014, Series 962B	33,540	34,546
	Northwest Airlines, Inc., 7.950%, 03/01/2015, Series 992B (a)	703,253	662,816
	Southwest Airlines Co., 7.220%, 07/01/2013, Series 95A3, Callable 08/29/2011 @ 100	59,686	59,984

			2,138,849

0.16%	Auto Manufacturers
	General Motors Corp.:
	8.375%, 07/15/2033 (b)	320,000	8,400
	9.400%, 07/15/2021 (b)	800,000	21,000

			29,400

16.66%	Financial Services
	American Express Co., 8.125%, 05/20/2019 (a)	250,000	321,513
	Bank of America Corp.:
	4.750%, 03/15/2016, Callable 09/15/2011 @ 100, MTN	10,000	10,022
	7.800%, 09/15/2016 (a)	220,000	254,085
	Bear, Stearns & Co., Inc., 5.550%, 01/22/2017 (a)	390,000	430,194
	CIT Group, Inc.:
	7.000%, 05/01/2014, Callable 08/29/2011 @ 102	11,783	11,886
	7.000%, 05/01/2015, Callable 08/29/2011 @ 102	129	130
	7.000%, 05/04/2015, Callable 01/01/2012 @ 100 (c)	21,000	21,079
	7.000%, 05/01/2016, Callable 08/29/2011 @ 102	216	217
	7.000%, 05/02/2016, Callable 01/01/2012 @ 100 (c)	35,000	35,175
	7.000%, 05/01/2017, Callable 08/29/2011 @ 102	302	303
	7.000%, 05/02/2017, Callable 01/01/2012 @ 100 (c)	49,000	49,184
	Citigroup, Inc., 5.500%, 02/15/2017 (a)	475,000	506,285
	Deutsche Bank Trust Corp., 7.500%, 11/15/2015	4,000	4,505
	Goldman Sachs Group, Inc., 5.625%, 01/15/2017 (d)	1,000,000	1,071,514
	Lehman Brothers Holdings, 6.500%, 07/19/2017 (b)	1,370,000	1,507
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, EMTN	50,000	53,849
	Nuveen Investments, Inc., 5.500%, 09/15/2015 (a)	400,000	359,000
	Washington Mutual Bank NV, 6.875%, 06/15/2012, Series 11 (b)	1,000,000	5,000

			3,135,448

0.07%	Industrials
	Occidental Petroleum Corp., 8.750%, 01/15/2023	10,000	12,759

	Total Corporate Bonds (Cost $7,216,208)		5,316,456

0.05%	COLLATERALIZED MORTGAGE OBLIGATIONS

0.05%	U.S. Government & Agency
	Federal National Mortgage Association, 4.500%, 05/25/2019	8,363	8,688

	Total Collateralized Mortgage Obligations (Cost $7,799)		8,688

1.77%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN	43,000	52,055

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description		Principal	Value

	Federal Home Loan Bank:
	5.685%, 09/17/2018, Series AR18	$	25,000	$30,364
	7.125%, 02/15/2030, Series C30		90,000	120,029
	Federal National Mortgage Association, 8.280%, 01/10/2025, MTN		20,000	29,660
	Tennessee Valley Authority, 7.125%, 05/01/2030		75,000	101,917

	Total U.S. Government & Agency (Cost $282,952)			334,025

18.61%	FOREIGN BONDS

15.28%	Banks
	Bank of Scotland PLC, 10.500%, 02/16/2018 (d)	GBP	920,000	1,797,432
	Inter-American Development Bank, 6.250%, 06/22/2016, MTN (d)	NZD	1,150,000	1,077,539

				2,874,971

3.33%	Sovereign Bonds
	Federal Republic of Brazil:
	7.875%, 03/07/2015 (d)	$	475,000	576,413
	12.500%, 01/05/2016	BRL	40,000	31,015
	Mexican Bonos de Desarrollo, 7.250%, 12/15/2016, Series M10	MXN	220,000	19,868

				627,296

	Total Foreign Bonds (Cost $3,452,564)			3,502,267

9.12%	MUNICIPAL BONDS

1.81%	California
	California State, 4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100	$	200,000	190,182
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO		190,000	86,418
	08/01/2029, GO		150,000	64,677

				341,277

6.10%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC, Revenue, Callable 12/01/2017 @ 100 (d)		1,275,000	1,147,832

1.21%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A, National-RE, Revenue, Callable 07/01/2016 @ 100 (a)		250,000	226,780

	Total Municipal Bonds (Cost $1,756,322)			1,715,889

11.11%	TAXABLE MUNICIPAL BONDS

4.93%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, National-RE, Revenue		100,000	55,623
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue, Callable 05/01/2013 @ 102		35,000	32,520
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable 08/01/2014 @ 102		25,000	25,667
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation, Callable 05/01/2016 @ 100		15,000	14,877
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, National-RE, Tax Allocation, Callable 09/01/2016 @ 100		25,000	24,794
	Solano County, 5.140%, 01/15/2014, XLCA, Revenue (d)		665,000	713,352
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, National-RE FGIC, Tax Allocation		60,000	61,004

				927,837

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description	Principal	Value

0.17%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C, National-RE, Revenue, Callable 10/01/2015 @ 100 $	30,000	$32,172

0.13%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @ 100	25,000	24,945

0.49%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue	70,000	71,611
	Savannah Hospital Authority, 6.625%, 07/01/2018, AGM, Revenue, Callable 07/01/2013 @ 101	20,000	20,908

			92,519

0.03%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, National-RE, Revenue	5,000	5,095

0.17%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable 01/05/2015 @ 100	30,000	32,135

0.40%	Maine
	City of Auburn, 5.125%, 08/01/2011, National-RE, GO	75,000	75,000

0.20%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE, Revenue	35,000	37,513

0.35%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO	65,000	65,343

1.22%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO	20,000	18,853
	Orange Township, 5.170%, 12/01/2011, Series C, AGM, GO	35,000	35,353
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue	165,000	176,534

			230,740

0.22%	Oregon
	School Boards Association, 5.680%, 06/30/2028, Series B, National-RE FGIC, GO	40,000	40,734

0.32%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, AGM, GO	60,000	60,786

1.75%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, AGM, Revenue (a)	300,000	328,962

0.64%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017 @ 100	115,000	120,149

0.09%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2020, Revenue (b)	23,569	16,498

	Total Taxable Municipal Bonds (Cost $2,009,012)		2,090,428

		Shares

0.02%	COMMON STOCKS

0.02%	Auto Manufacturers
	General Motors Co. (e)	118	3,266

	Total Common Stocks (Cost $3,316)		3,266

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description	Shares	Value

0.67%	PREFERRED STOCKS

0.67%	Financial Services
	Ally Financial, Inc., 1.750%, Callable 12/31/2011 @ 1,000 (c)	139	$126,290

	Total Preferred Stocks (Cost $43,759)		126,290

13.95%	EXCHANGE TRADED/CLOSED-END FUNDS

1.10%	Asset Allocation Closed-End Fund
	TCW Strategic Income Fund, Inc. (a)	40,000	207,600

0.00%	Equity Closed-End Fund
	RMR Asia Pacific Real Estate Fund	—	8

0.46%	Municipal Closed-End Fund
	BlackRock MuniAssets Fund, Inc.	7,337	85,549

12.39%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein Income Fund, Inc. (a)	70,382	553,906
	BlackRock Core Bond Trust (a)	12,750	156,825
	BlackRock Credit Allocation Income Trust I, Inc.	15,946	147,660
	BlackRock Credit Allocation Income Trust II, Inc.	24,440	245,622
	BlackRock Credit Allocation Income Trust III, Inc. (a)	24,699	263,538
	BlackRock Income Opportunity Trust	16,500	157,245
	BlackRock Income Trust, Inc.	10,800	76,248
	Duff & Phelps Utility and Corporate Bond Trust, Inc.	7,083	78,763
	Fort Dearborn Income Securities, Inc.	5,460	81,354
	Helios Strategic Mortgage Income Fund, Inc.	11,610	73,143
	MFS Charter Income Trust	4,375	40,119
	Morgan Stanley Income Securities, Inc.	4,590	78,443
	Nuveen Multi-Strategy Income & Growth Fund II	9,800	86,730
	Rivus Bond Fund	2,243	41,630
	Zweig Total Return Fund, Inc. (a)	75,500	250,660

			2,331,886

	Total Exchange Traded/Closed-End Funds (Cost $2,622,728)		2,625,043

		Contracts

0.46%	PURCHASED OPTIONS (e)
	iShares Barclays 20+ Year Treasury, 08/20/2011, Put @ $94	1,050	50,400
	SPDR S&P 500 ETF Trust, 08/20/2011, Put @ $126	204	36,924

	Total Purchased Options (Cost $105,628)		87,324

		Shares

0.95%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund, 0.000% (f)	178,354	178,354

	Total Short-Term Investment (Cost $178,354)		178,354

		Units

0.02%	WARRANTS
	General Motors Co., expires 07/10/2016	108	2,033

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description		Units	Value

	General Motors Co., expires 07/10/2019		108	$1,468

	Total Warrants (Cost $3,572)			3,501

84.99%	Total Investments (Cost $17,682,214)			15,991,531

15.01%	Net other assets (liabilities)			2,824,254

100.00%	NET ASSETS			$18,815,785

	At July 31, 2011, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation			$1,141,020
	Unrealized Depreciation			(2,831,703)

	Net Unrealized Depreciation			$(1,690,683)

			Principal

15.86%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Inflation Indexed Bonds, 0.500%, 04/15/2015		$2,815,263	2,983,300

	Total U.S. Treasury Securities Sold Short (Proceeds $2,946,930)			$2,983,300

					Unrealized
		Local Currency	Market Value	Settlement Date	Gain/(Loss)

	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Icelandic Krona	94,634,900	$822,054	10/10/2008 (g)	$(208,121)
	Japanese Yen	38,436,250	499,318	08/05/2011	14,318

					(193,803)

	TO SELL:
	Australian Dollar	243,538	267,284	08/05/2011	(7,916)
	Brazilian Real	254,847	164,020	08/05/2011	(2,366)
	British Sterling Pound	1,297,050	2,128,880	08/05/2011	(54,896)
	Canadian Dollar	452,826	473,865	08/05/2011	(4,956)
	European Euro	1,310,810	1,883,215	08/05/2011	(6,135)
	Japanese Yen	106,872,810	1,388,364	08/05/2011	(67,315)
	Mexican Peso	205,000	17,454	08/05/2011	127
	New Zealand Dollar	1,606,003	1,410,830	08/05/2011	(84,271)
	Swiss Franc	388,911	494,199	08/05/2011	(22,199)

					(249,927)

	Total Foreign Currency Counterparty: Bank of New York				$(443,730)

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 09/19/2011	14	$1,040,512	$(4,065)

			(4,065)

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 09/17/2012	558	558,000,000	(76,475)
90 Day Euro$, expires 12/17/2012	802	802,000,000	(211,223)
90 Day Euro$, expires 06/17/2013	848	848,000,000	(258,011)
U.S. Long Bond, expires 09/21/2011	25	2,500,000	(31,859)

			(577,568)

Total			$(581,633)

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Default Resolution
(c)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At July 31, 2011, these securities amounted to $231,728 or 1.2% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(e)	Non-income producing securities.
(f)	Rate represents effective yield.
(g)	Counterparty in default.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BRL	Brazilian Real
CIFG	Insured by IXIS Financial Guaranty
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GBP	British Sterling Pound
GO	General Obligation
MTN	Medium Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

% of
Net Assets	Description	Shares	Value

0.04%	COMMON STOCKS

0.04%	Airlines
	Delta Air Lines, Inc. (a)	256	$2,020

	Total Common Stocks (Cost $2,625)		2,020

		Principal

84.40%	MUNICIPAL BONDS

3.64%	Alabama
	Alabama Agriculture & Mechanical University, 5.000%, 11/01/2017, AMBAC, Revenue, Callable 05/01/2017 @ 100 (b) $	200,000	210,058

8.81%	California
	Antioch California Union School District, 4.250%, 09/01/2021, National-RE FGIC, COP, Callable 09/01/2015 @ 100 (b)	260,000	260,572
	State of California Economic Recovery, 5.250%, 07/01/2014, Series A, AGM-CR, GO	220,000	248,250

			508,822

2.75%	Colorado
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (b)	50,000	54,441
	University of Colorado, 6.000%, 12/01/2022, National-RE-IBC, COP, Callable 06/01/2012 @ 100	100,000	104,751

			159,192

1.72%	Illinois
	Village of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO, Callable 12/01/2015 @ 100	100,000	99,241

7.01%	Indiana
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC, Revenue, Callable 01/01/2013 @ 100 (c)	390,000	405,311

9.86%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016, National-RE, GO (c)	500,000	569,745

0.88%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, AGM, GO (c)	50,000	50,638

9.31%	Missouri
	Joint Municipal Electric Utility Commission Power Project, 5.000%, 01/01/2015, National-RE, Revenue (c)	120,000	127,403
	St. Louis Airport, 5.000%, 07/01/2015, Series A, AGM, Revenue (c)	375,000	410,595

			537,998

8.98%	New Jersey
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A, AGM Municipal Government Guaranteed, Revenue, Callable 07/01/2017 @ 100 (b)	500,000	518,925

5.03%	New York
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037, Series E, Revenue, Callable 09/01/2011 @ 100 (c) (d)	290,000	290,641

9.41%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016, Series A, National-RE FGIC, Revenue (c)	500,000	544,000

4.05%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, National-RE State Aid Withholding, GO (b)	180,000	233,986

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description		Principal	Value

12.95%	Texas
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028, National-RE FGIC, GO, Callable 09/01/2013 @ 100	$	100,000	$99,762
	Dallas-Fort Worth International Airport Facility Improvement Corp., 6.000%, 11/01/2014, Revenue, Callable 08/29/2011 @ 100		140,000	134,225
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue, Callable 03/01/2016 @ 100 (c)		495,000	514,058

				748,045

	Total Municipal Bonds (Cost $4,692,731)			4,876,602

3.99%	FOREIGN BONDS

3.99%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, EMTN (b)	NZD	250,000	230,693

	Total Foreign Bonds (Cost $177,078)			230,693

			Shares

5.08%	EXCHANGE TRADED/CLOSED-END FUNDS

2.56%	Municipal Closed-End Funds
	Delaware Investments Minnesota Municipal Income Fund II, Inc.		975	12,373
	Invesco California Quality Municipal Securities		3,802	46,156
	Invesco Insured California Municipal Securities		3,499	44,507
	Nuveen Arizona Dividend Advantage Municipal Fund 3		3,548	44,882

				147,918

2.09%	Municipal Exchange Traded Fund
	SPDR Nuveen Barclays Capital Municipal Bond ETF (b)		5,000	120,900

0.43%	Taxable Fixed Income Closed-End Fund
	Fort Dearborn Income Securities, Inc.		1,653	24,630

	Total Exchange Traded/Closed-End Funds (Cost $288,013)			293,448

0.15%	PREFERRED STOCK

0.15%	U.S. Government & Agency
	Fannie Mae, 0.000%, Series G, Callable 09/30/2012 @ $50 (a) (d)		2,370	8,769

	Total Preferred Stocks (Cost $7,541)			8,769

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

% of
Net Assets	Description		Contracts	Value

0.39%	PURCHASED OPTIONS (a)
	iShares Barclays 20+ Year Treasury, 08/20/2011, Put @ $94		269	$12,912
	SPDR S&P 500 ETF Trust, 08/20/2011, Put @ $126		53	9,593

	Total Purchased Options (Cost $27,152)			22,505

94.05%	Total Investments (Cost $5,195,140)			5,434,037

5.95%	Net other assets (liabilities)			343,984

100.00%	NET ASSETS			$5,778,021

	At July 31, 2011, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation			$254,657
	Unrealized Depreciation			(15,760)

	Net Unrealized Appreciation			$238,897

			Principal

16.50%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 0.875%, 01/31/2012		$950,000	953,266

	Total U.S. Treasury Securities Sold Short (Proceeds $952,761)			$953,266

					Unrealized
		Local Currency	Market Value	Settlement Date	Gain/(Loss)

	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Japanese Yen	8,717,500	$113,247	08/05/2011	$3,247
	TO SELL:
	Australian Dollar	46,337	50,855	08/05/2011	(1,506)
	Brazilian Real	51,717	33,285	08/05/2011	(480)
	British Sterling Pound	50,990	83,691	08/05/2011	(2,158)
	Canadian Dollar	116,989	122,424	08/05/2011	(1,280)
	European Euro	261,517	375,716	08/05/2011	(1,224)
	Japanese Yen	26,265,020	341,204	08/05/2011	(16,544)
	New Zealand Dollar	366,348	321,826	08/05/2011	(19,223)
	Swiss Franc	77,491	98,470	08/05/2011	(4,470)

					(46,885)

	Total Foreign Currency Counterparty: Bank of New York				$(43,638)

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2011

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 09/19/2011	4	$297,289	$(1,162)

			(1,162)

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 09/17/2012	158	158,000,000	(21,766)
90 Day Euro$, expires 12/17/2012	244	244,000,000	(68,238)
90 Day Euro$, expires 06/17/2013	268	268,000,000	(87,084)
U.S. Long Bond, expires 09/21/2011	6	600,000	(6,636)

			(183,724)

Total			$(184,886)

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Variable rate security

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
COP	Certificate of Participation
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
NZD	New Zealand Dollar
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to Schedule of Investments.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)	July 31, 2011

1. Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds™ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor™s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements — As described above, the fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the Funds’ holdings as of July 31, 2011, as categorized under the three tier hierarchy of inputs:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Core Equity Fund
Investments in Securities*	$3,568,119	$3,568,119	$—	$—
Asset Derivatives
Equity Contracts	9,123	9,123	—	—
Interest Rate Contracts	8,640	8,640	—	—
Foreign Exchange Contracts	2,598	—	2,598	—

Total Assets	$3,588,480	$3,585,882	$2,598	$—

Securities Sold Short	$(739,599)	$(739,599)	$—	$—
Liability Derivatives
Equity Contracts	(6,209)	(6,209)	—	—
Interest Rate Contracts	(93,449)	(93,449)	—	—
Foreign Exchange Contracts	(45,380)	(581)	(44,799)	—

Total Liabilities	$(884,637)	$(839,838)	$(44,799)	$—

Total Return Bond Fund
Corporate Bonds	$5,316,456	$—	$5,316,456	$—
Collateralized Mortgage Obligations	8,688	—	8,688	—
U.S. Government & Agency	334,025	—	334,025	—
Foreign Bonds	3,502,267	—	3,502,267	—
Municipal Bonds	1,715,889	—	1,715,889	—
Taxable Municipal Bonds	2,090,428	—	2,090,428	—
Common Stocks*	3,266	3,266	—	—
Preferred Stocks*	126,290	126,290	—	—
Exchange Traded/Closed-End Funds*	2,625,043	2,625,043	—	—
Short-Term Investment	178,354	178,354	—	—
Warrants	3,501	3,501	—	—
Asset Derivatives
Equity Contracts	36,924	36,924	—	—
Interest Rate Contracts	50,400	50,400	—	—
Foreign Exchange Contracts	14,445	—	14,445	—

Total Assets	$16,005,976	$3,023,778	$12,982,198	$—

Securities Sold Short	$(2,983,300)	$—	$(2,983,300)	$—
Liability Derivatives
Interest Rate Contracts	(577,568)	(577,568)	—	—
Foreign Exchange Contracts	(462,240)	(4,065)	(458,175)	—

Total Liabilities	$(4,023,108)	$(581,633)	$(3,441,475)	$—

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2011

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Tax-Exempt Bond Fund
Common Stocks	$2,020	$2,020	$—	$—
Municipal Bonds	4,876,602	—	4,876,602	—
Foreign Bonds	230,693	—	230,693	—
Exchange Traded/Closed-End Funds*	293,448	293,448	—	—
Preferred Stock	8,769	8,769	—	—
Asset Derivatives
Equity Contracts	9,593	9,593	—	—
Interest Rate Contracts	12,912	12,912	—	—
Foreign Exchange Contracts	3,247	—	3,247	—

Total Assets	$5,437,284	$326,742	$5,110,542	$—

Securities Sold Short	$(953,266)	$—	$(953,266)	$—
Liability Derivatives
Interest Rate Contracts	(183,724)	(183,724)	—	—
Foreign Exchange Contracts	(48,047)	(1,162)	(46,885)	—

Total Liabilities	$(1,185,037)	$(184,886)	$(1,000,151)	$—

*	See schedule of investments for industry and security type breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. For the period ended July 31, 2011, there were no significant transfers between Level 1, Level 2 and Level 3.

New Accounting Pronouncement — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2011

Disclosures about Derivative Instruments and Hedging Activities — The Trust has adopted Disclosures about Derivative Instruments and Hedging Activities. The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of July 31, 2011:

	Asset Derivative Investments Value
				Interest		Foreign
	Total Value at	Equity		Rate	Credit	Exchange	Other
Fund	July 31, 2011	Contracts		Contracts	Contracts	Contracts	Contracts

Core Equity Fund	$20,361	$9,123	*	$8,640	$—	$2,598	$—
Total Return Bond Fund	101,769	36,924		50,400	—	14,445	—
Tax-Exempt Bond Fund	25,752	9,593		12,912	—	3,247	—

Total	$147,882	$55,640		$71,952	$—	$20,290	$—

	Liability Derivative Investments Value
				Interest			Foreign
	Total Value at	Equity		Rate		Credit	Exchange		Other
Fund	July 31, 2011	Contracts		Contracts		Contracts	Contracts		Contracts

Core Equity Fund	$(145,038)	$(6,209	)*	$(93,449	)*	$—	$(45,380	)*	$—
Total Return Bond Fund	(1,039,808)	—		(577,568	)*	—	(462,240	)*	—
Tax-Exempt Bond Fund	(231,771)	—		(183,724	)*	—	(48,047	)*	—

Total	$(1,416,617)	$(6,209)		$(854,741)		$—	$(555,667)		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes.

Foreign Currency Contracts — The Funds are subject to foreign exchange risk in the normal course of pursuing its investment objective. The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at July 31, 2011 is as follows:

Core Equity Fund	$123,400
Total Return Bond Fund	576,413
Tax-Exempt Bond Fund	50,638

Futures Contracts — Each Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2011

long futures contracts subjects a Fund to risk of loss in excess of the amount to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. The market value of securities segregated for futures at July 31, 2011 is as follows:

Core Equity Fund	$771,743
Total Return Bond Fund	5,807,669
Tax-Exempt Bond Fund	2,861,753

Option Contracts — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Short Sales — Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The market value of securities segregated for short sales at July 31, 2011 is as follows:

Core Equity Fund	$1,397,557
Total Return Bond Fund	5,343,314
Tax-Exempt Bond Fund	1,629,575

For the period ended July 31, 2011, the Funds’ average volume of derivatives is as follows:

		Forward Currency		Futures	Futures
	Purchased	Contracts -	Forward Currency	Long	Short
	Options	Purchased	Contracts — Sold	Position	Position	Warrants
Fund	(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Contracts)	(Contracts)	(Cost)

Core Equity Fund	$70,661	$39,250	$1,129,407	$28	$285	$—
Total Return Bond Fund	454,424	1,551,519	8,392,476	73	1,973	145,657
Tax-Exempt Bond Fund	117,889	138,950	1,289,655	20	592	—

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis Jay K. Chitnis, President
(principal executive officer)

Date 9/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis Jay K. Chitnis, President
(principal executive officer)

Date 9/9/11

By (Signature and Title)*	/s/ John Bliss John Bliss, Treasurer, Chief Financial Officer and Secretary (principal financial officer)

Date 9/9/11

*	Print the name and title of each signing officer under his or her signature.